Provisions - Summary of Provisions (Detail) $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 CAD ($)
Disclosure of other provisions [line items]
Ending balance		$ 127.5
Litigation and other [member]
Disclosure of other provisions [line items]
Beginning balance	$ 210		$ 157
Provisions made during the year	244		125
Provisions utilized / released during the year	(329)		(72)
Ending balance	$ 125		$ 210